Share-Based Payment Arrangements - Summary of Share-based Payment Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Total expense from share-based payment transactions	$ 412	$ 357	$ 54
Cost of revenue [Member]
Statements [Line Items]
Total expense from share-based payment transactions	60	42	10
Sales and Marketing [Member]
Statements [Line Items]
Total expense from share-based payment transactions	14	11	2
Research and Development [Member]
Statements [Line Items]
Total expense from share-based payment transactions	124	89	14
General and Administrative [Member]
Statements [Line Items]
Total expense from share-based payment transactions	$ 214	$ 215	$ 28